Fees Summary	Dec. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 575,000,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	79,407.50
Total Offset Amount	0.00
Net Fee	$ 65,597.50